DEBT (Tables)	12 Months Ended
Dec. 31, 2016
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

($ thousands)	December 31, 2016	December 31, 2015
Current:
Senior notes	$29,539	$—
	29,539	—
Long-term:
Bank credit facility	$23,226	$86,543
Senior notes	716,060	1,137,139
	739,286	1,223,682
Total debt	$768,825	$1,223,682

Senior notes
DEBT
Schedule of terms and rates of the Company's outstanding senior notes

The terms and rates of the Company’s outstanding senior notes are detailed below:

				Original	Remaining	CDN$ Carrying
			Coupon	Principal	Principal	Value
Issue Date	Interest Payment Dates	Principal Repayment	Rate	($ thousands)	($ thousands)	($ thousands)
September 3, 2014	March 3 and Sept 3	5 equal annual installments beginning September 3, 2022	3.79%	US$200,000	US$105,000	$140,923
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2019	4.34%	CDN$30,000	CDN$30,000	30,000
May 15, 2012	May 15 and Nov 15	Bullet payment on May 15, 2022	4.40%	US$20,000	US$20,000	26,854
May 15, 2012	May 15 and Nov 15	5 equal annual installments beginning May 15, 2020	4.40%	US$355,000	US$298,000	400,125
June 18, 2009	June 18 and Dec 18	5 equal annual installments beginning June 18, 2017	7.97%	US$225,000	US$110,000	147,697
				Total carrying value		$745,599
				Current portion		29,539
				Long-term portion		$716,060